Capital Lease Obligations and Restricted Cash - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Lease Obligations [Line Items]
Commitment, 2013	$ 24,000
Commitment, 2014	24,000
Commitment, 2015	24,000
Commitment, 2016	24,000
Commitment, 2017	24,000
Thereafter	$ 857,128